Share Capital and Warrants - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Jul. 25, 2022 shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Share Capital And Warrants [Line Items]
Number of shares issued	10,000,000	1,500,000	1,500,000	13,300,000	13,300,000
Number of shares issued upon conversion	1
Share repurchases, shares		500,000	500,000	4,300,000	4,300,000
Shares repurchased weighted average price per common share | (per share)		$ 2.78	$ 2.04	$ 3.12	$ 2.33
Accumulated deficit		$ (1,260,851)	$ (1,260,851)	$ (1,091,999)	$ (1,091,999)	$ 3.8	$ 28.3
Valens Arrangement Agreement [Member] | VALENS
Share Capital And Warrants [Line Items]
Number of shares issued		6,600,000	6,600,000
Share repurchases, shares		2,200,000	2,200,000
Number of ordinary shares owned		6,500,000	6,500,000			6,500,000
Number of ordinary shares received		2,200,000	2,200,000
Major Ordinary Share Transactions | Valens Arrangement Agreement [Member] | VALENS
Share Capital And Warrants [Line Items]
Common stock ,conversion price		0.3334	0.3334